DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
Our company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Our company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of our company’s derivative positions at December 31, 2022 and 2021 were as follows:

		As of December 31,
US$ MILLIONS	Note	2022	2021
Interest rate swaps and other	(a)	$993	$272
		$993	$272
The following table presents the change in fair values of our company’s derivative positions during the years ended December 31, 2022 and 2021:

US$ MILLIONS	Unrealized Gains During 2022	Unrealized Losses During 2022	Net Change During 2022	Net Change During 2021
Interest rate swaps and other	$—	$(58)	$(58)	$—
	$—	$(58)	$(58)	$—
(a)Interest Rates
At December 31, 2022, our company held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $993 million (2021: $272 million).
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying our company’s derivative instruments by term to maturity as at December 31, 2022 and the comparative notional amounts at December 31, 2021. Our Company’s derivative instruments qualify for hedge accounting:

	2022				2021
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Interest rate swaps and other	$543	$225	$225	$993	$272
	$543	$225	$225	$993	$272
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2022 and 2021 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2022			2021
AS AT AND FOR THE YEARS ENDED (US$ MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$993	$(58)	$—	$272	$—	$—
Our company settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our company’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.